MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund
MainStay Conservative Allocation Fund

MAINSTAY FUNDS TRUST

MainStay Conservative Allocation Fund

MainStay Growth Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate Growth Allocation Fund

(each a “Fund” and, collectively, the “Funds”)

Supplement dated June 21, 2019 (“Supplement”) to the Summary Prospectuses, Prospectus and Statement of Additional Information, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and Statement of Additional Information.

The following changes are effective July 22, 2019:

1.     Investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares of the Funds are not subject to an initial sales charge. However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Fees and Expenses of the Fund and Example

2.     Fees and Expenses of the Fund and Example. Each Fund's fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay Conservative Allocation Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay Conservative Allocation Fund	Class A	Investor Class	Class B [1]	Class C	Class I	Class R1		Class R2		Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	none	none	none	none	none	none		none		none
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	none	none		0.25%		0.50%
Other Expenses	0.11%	0.29%	0.29%	0.29%	0.11%	0.21%	[2]	0.21%	[2]	0.21%
Acquired (Underlying) Fund Fees and Expenses	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%		0.77%		0.77%
Total Annual Fund Operating Expenses	1.13%	1.31%	2.06%	2.06%	0.88%	0.98%		1.23%		1.48%
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	Restated based on estimated amounts for the current fiscal year.

Example
Expense Example - - MainStay Conservative Allocation Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3
1 Year	$ 412	$ 429	$ 709	$ 309	$ 90	$ 100	$ 125	$ 151
3 Years	648	703	946	646	281	312	390	468
5 Years	904	997	1,308	1,108	488	542	676	808
10 Years	$ 1,633	$ 1,832	$ 2,197	$ 2,390	$ 1,084	$ 1,201	$ 1,489	$ 1,768

Assuming no redemption
Expense Example, No Redemption - - MainStay Conservative Allocation Fund - USD ($)	Class B	Class C
1 Year	$ 209	$ 209
3 Years	646	646
5 Years	1,108	1,108
10 Years	$ 2,197	$ 2,390

Principal Investment Strategies
3.	The following is added to the end of the “Principal Investment Strategies” section for each of the Funds:

The Fund may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Principal Risks of the Fund
4.	In the section entitled “Principal Risks of the Fund” the following risk is added for each of the Funds:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant's swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.